UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            May 5, 2004
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total:  $136,065
                                         (thousands)


List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                             FORM 13F
                                                       Arthur D. Charpentier
                                                             3/31/2004
                                                                                                                  Voting Authority

                             Title       CUSIP        Mkt Value  Shares or      Sh/Prn     Investmt  Other     (a)       (b)    (c)
Name of Issuer               of Class    Number       (X$1000)   Principal Amt  Put/Call   Discretn  Managers  Sole     Shared  None
--------------               --------    ------       --------   -------------  ---------  --------  --------  ----     ------  ----
CH Robinson Worldwide Inc    Common      12541W100     9,960     240,000        Sh         sole      None      240,000   0      0
Capital One Finl Corp        Common      14040H105    51,888     687,900        Sh         sole      None      687,900   0      0
Cardinal Health Inc          Common      14149Y108    10,955     159,000        Sh         sole      None      159,000   0      0
Certegy Inc                  Common      156880106     7,057     201,500        Sh         sole      None      201,500   0      0
Eastman Kodak Co             Common      277461109     2,826     108,000        Sh         sole      None      108,000   0      0
Global Pmts Inc              Common      37940X102    12,749     282,800        Sh         sole      None      282,800   0      0
NDCHealth Corp               Common      639480102    12,790     471,100        Sh         sole      None      471,100   0      0
Polaris Inds Inc             Common      731068102     1,136      25,000        Sh         sole      None       25,000   0      0
Schwab Charles Corp New      Common      808513105     8,758     754,322        Sh         sole      None      754,322   0      0
ServiceMaster Co             Common      81760N109     8,467     705,000        Sh         sole      None      705,000   0      0
State Str Corp               Common      857477103     5,474     105,000        Sh         sole      None      105,000   0      0
Surmodics Inc                Common      868873100     1,175      59,000        Sh         sole      None       59,000   0      0
Washington Post Co           Cl B        939640108     2,830       3,200        Sh         sole      None        3,200   0      0





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